UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

INVESTMENTS as of March 31, 2010

(unaudited)

COMMON STOCKS — 72.2% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 3.3%
Delta Air Lines, Inc. (b)	1,250,000	$ 18,237,500

Auto and Related - 11.3%
Ford Motor Company (b)	5,000,000	62,850,000

Banks - Money Center - 11.9%
Morgan Stanley	860,000	25,189,400
The Goldman Sachs Group, Inc.	240,000	40,951,200
		66,140,600
Business Services - 5.6%
FEDEX Corporation	330,000	30,822,000

Copper - 6.6%
Freeport-McMoRan Copper & Gold Inc.	440,000	36,757,600

Electronic and Communication Equipment - 5.2%
Apple Inc. (b)	122,000	28,661,460

Metals and Mining - 16.7%
Cliffs Natural Resources Inc.	400,000	28,380,000
Rio Tinto plc ADR (c)	110,000	26,040,300
Teck Resources Limited (b)	875,000	38,115,000
		92,535,300
Peripherals - 3.5%
Western Digital Corporation (b)	500,000	19,495,000

Retail - 4.5%
The TJX Companies, Inc.	580,000	24,661,600

Steel - 3.6%
United States Steel Corporation	315,000	20,008,800
TOTAL COMMON STOCKS (Identified cost $312,008,639)		400,169,860

BONDS — 26.9% OF TOTAL NET ASSETS	Face Amount

Beverages and Tobacco - 5.7%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	31,515,912

Healthcare - Services - 8.1%
UnitedHealth Group Incorporated, 6.875%, 02/15/2038	22,000,000	23,348,072
WellPoint, Inc., 6.375%, 06/15/2037	21,000,000	21,561,645
		44,909,717

Media - 2.1%
AOL Time Warner Inc., 7.700%, 5/01/2032	10,000,000	11,541,720

Oil Refining - 5.1%
Valero Energy Corporation, 6.625%, 06/15/2037	30,000,000	28,531,680

Telephone - 4.5%
AT&T Corp., 6.400%, 05/15/2038	24,000,000	24,675,216

United States Treasury - 1.4%
United States Treasury Note, 1.000%, 03/31/2012	8,000,000	7,996,240
TOTAL BONDS (Identified cost $125,085,374)		149,170,485

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.05%, 04/01/10 (Cost $2,745,000)	2,745,000	2,745,000

TOTAL INVESTMENTS — 99.6% (Identified cost $439,839,013)(d)		552,085,345
Cash and receivables		18,454,762
Liabilities		(16,252,119)
TOTAL NET ASSETS — 100.0%		$554,287,988

(a)

Security valuation - Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid,as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures maybe used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of March 31, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 400,169,860	$ —	$ —

Debt Securities
Corporate	—	141,174,245	—
United States Treasury	—	7,996,240	—
Commercial Paper	—	2,745,000	—
Total	$ 400,169,860	$ 151,915,485	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)

Federal Tax Information: At March 31, 2010, the net unrealized appreciation on investments based on cost of $442,809,568 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 112,067,886
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,792,109)
$ 109,275,777

The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

INVESTMENTS as of March 31, 2010

(unaudited)

COMMON STOCKS — 99.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 61.2%

	Shares	Value(a)

Healthcare - 4.3%
Ventas, Inc.	1,300,000	$ 61,724,000

Lodging and Resorts - 19.3%
DiamondRock Hospitality Company (b)	7,788,006	78,736,741
Host Hotels & Resorts, Inc.	6,120,490	89,665,178
LaSalle Hotel Properties (b)	3,500,000	81,550,000
Sunstone Hotel Investors, Inc. (c)	2,180,000	24,350,600
		274,302,519
Office and Industrial - 11.8%
Alexandria Real Estate Equities, Inc.	1,217,400	82,296,240
SL Green Realty Corp	1,500,000	85,905,000
		168,201,240
Retail - 11.3%
Simon Property Group, Inc.	1,135,673	95,282,965
Tanger Factory Outlet Centers, Inc.	1,509,600	65,154,336
		160,437,301
Self Storage - 5.1%
Public Storage	790,000	72,672,100

Specialty - 9.4%
Digital Realty Trust, Inc.	1,885,400	102,188,680
Entertainment Properties Trust	760,000	31,258,800
		133,447,480

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $739,030,645)		870,784,640

OTHER COMMON STOCKS - 38.0%

Copper - 5.4%
Freeport-McMoRan Copper & Gold Inc.	925,000	77,274,500

Hotels and Restaurants - 6.8%
Starwood Hotels & Resorts Worldwide, Inc.	510,000	23,786,400
Wyndham Worldwide Corporation	2,800,000	72,044,000
		95,830,400
Metals and Mining - 21.1%
Alpha Natural Resources, Inc. (c) .	1,430,000	71,342,700
BHP Billiton Limited ADR (d)	750,000	60,240,000
Cliffs Natural Resources Inc.	1,120,000	79,464,000
Teck Resources Limited (c)(e)	2,050,000	89,298,000
		300,344,700
Real Estate Services - 4.7%
Brookfield Properties Corporation (e)	4,310,000	66,201,600

TOTAL OTHER COMMON STOCKS (Identified cost $448,367,907)		539,651,200
TOTAL COMMON STOCKS (Identified cost $1,187,398,552)		1,410,435,840

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.05%, 04/01/10 (Cost $12,575,000)	$12,575,000	12,575,000
TOTAL INVESTMENTS — 100.1% (Identified cost $1,199,973,552) (f)		1,423,010,840
Cash and receivables		14,004,534
Liabilities		(14,912,129)
TOTAL NET ASSETS — 100.0%		$1,422,103,245

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures maybe used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of March 31, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,410,435,840	$ —	$ —

Debt Securities
Commercial Paper	—	12,575,000	—
Total	$1,410,435,840	$ 12,575,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2010:

Name of Issuer	Number of Shares Held December 31, 2009	Gross Purchases*	Gross Sales	Number of Shares Held March 31, 2010	Dividend Income	Market Value March 31, 2010

DiamondRock Hospitality Company	7,560,000	228,006	—	7,788,006	$ —	$ 78,736,741

LaSalle Hotel Properties	3,500,000	—	—	3,500,000	35,000	81,550,000
Total					$35,000	$160,286,741

*

Includes stock dividends.

(c)

Non-income producing security.

(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(e)

Fund has approximately 10.9% of its net assets at March 31, 2010 invested in companies incorporated in Canada.

(f)

Federal Tax Information: At March 31, 2010, the net unrealized appreciation on investments based on cost of $ 1,211,256,946 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 265,516,490
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(53,762,596)
$ 211,753,894

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

INVESTMENTS as of March 31, 2010

(unaudited)

COMMON STOCKS — 99.3% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 5.9%
Delta Air Lines, Inc. (b)	14,600,000	$ 213,014,000

Auto and Related - 15.2%
Ford Motor Company (b)	43,500,000	546,795,000

Banks - Money Center - 16.3%
Citigroup Inc. (b)	15,100,000	61,155,000
Morgan Stanley	6,420,000	188,041,800
The Goldman Sachs Group, Inc.	1,715,000	292,630,450
The PNC Financial Services Group, Inc.	760,000	45,372,000
		587,199,250
Business Services - 6.2%
FEDEX Corporation	2,410,000	225,094,000

Computer Software and Services - 1.1%
Baidu, Inc. ADR (b)(c)	66,500	39,700,500

Copper - 11.9%
Freeport-McMoRan Copper & Gold Inc.	3,450,000	288,213,000
Southern Copper Corporation	4,400,000	139,348,000
		427,561,000
Electronic and Communication Equipment - 5.5%
Apple Inc. (b)	840,000	197,341,200

Electronic Components - 1.8%
Seagate Technology (b)	3,500,000	63,910,000

Heavy Capital Goods - 4.0%
Cummins Inc.	2,350,000	145,582,500

Metals and Mining - 22.1%
Alpha Natural Resources, Inc. (b)	3,800,000	189,582,000
BHP Billiton Limited ADR (c)	1,400,000	112,448,000
Cliffs Natural Resources Inc.	3,080,000	218,526,000
Teck Resources Limited (b)	6,300,000	274,428,000
		794,984,000

Peripherals - 4.9%
Western Digital Corporation (b)	4,500,000	175,455,000

Retail - 2.3%
The TJX Companies, Inc.	1,970,000	83,764,400

Steel - 2.1%
ArcelorMittal	600,000	26,346,000
United States Steel Corporation	800,000	50,816,000
		77,162,000
TOTAL COMMON STOCKS (Identified cost $2,678,798,756)		3,577,562,850
SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, 0.05%, 04/01/10 (Cost $37,875,000)	$37,875,000	37,875,000
TOTAL INVESTMENTS — 100.4% (Identified cost $2,716,673,756) (d)		3,615,437,850
Cash and receivables		117,468,485
Liabilities		(130,323,411)
TOTAL NET ASSETS — 100.0%		$3,602,582,924

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures maybe used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of March 31, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,577,562,850	$ —	$ —

Debt Securities
Commercial Paper	—	37,875,000	—
Total	$3,577,562,850	$ 37,875,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)

Federal Tax Information: At March 31, 2010, the net unrealized appreciation on investments based on cost of $2,757,053,960 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 904,817,536
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,433,646)
$ 858,383,890

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

May 17, 2010

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date:

May 17, 2010